Regulatory Capital (Details Textual) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval	$ 9.4	$ 9.4
Common Stock, Dividends, Per Share, Declared	$ 0.22	$ 0.85	$ 0.72